RELATED PARTY BALANCES AND TRANSACTIONS (Details 2) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
RELATED PARTY BALANCES AND TRANSACTIONS
Engineering	$ 264	$ 187
Environmental	121	60
Other technical services	53	38
Services rendered by HDSI	438	285
Management, corporate communications, secretarial, financial and administration	2,582	2,530
Shareholder communication	583	596
Total general and administrative	3,165	3,126
Total for services rendered	3,603	3,411
Conferences and travel	294	221
Insurance	74	74
Office supplies and information technology	545	557
Total reimbursed	913	852
Total value of transactions with HDSI	$ 4,516	$ 4,263